                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08471

Morgan Stanley Aggressive Equity Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2004

Date of reporting period: July 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY AGGRESSIVE EQUITY FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the year ended July 31, 2004

            TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED JULY 31, 2004

                                                                 LIPPER
                                          RUSSELL             MULTI-CAP
                                             3000        S&P     GROWTH
                                           GROWTH        500      FUNDS
CLASS A    CLASS B   CLASS C   CLASS D   INDEX(1)   INDEX(2)     INDEX(3)
 8.17%      7.26%     7.25%     8.33%      8.69%     13.17%     10.42%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The first half of the 12-month period was marked by a combination of strong economic growth, strong earnings growth and positive equity performance. The U.S. GDP growth rate topped eight percent in the third quarter of 2003 and four percent in the fourth, while corporate profits and forecasts grew increasingly positive. This fueled strong gains among economically sensitive sectors such as technology, basic materials and industrials. More traditionally defensive sectors such as consumer staples, health care and utilities lagged in the rally through the end of 2003.

After this strong beginning, the equity market trended steadily downward through July 2004. This downward trend was reinforced by growing concern among investors over decelerating earnings growth and the potential for rising inflation. Sector leadership shifted from economically sensitive sectors to those most likely to benefit from rising inflation, including energy and basic materials. The worst performers in this environment included technology, which fell behind the market as several bellwether companies released poor earnings reports. Health care stocks also lagged on uncertainty over the fall-out from the upcoming U.S. presidential election. Inflation beneficiaries such as energy, industrials and basic materials performed well.

PERFORMANCE ANALYSIS

Morgan Stanley Aggressive Equity Fund underperformed the Russell 3000 Growth Index, the S&P 500 Index and the Lipper Multi-Cap Growth Funds Index for the 12-month period ended July 31, 2004. The Fund's underperformance largely stemmed from its overweighted positions relative to the Russell 3000 Growth Index in the industrials and basic materials sectors. Within industrials, the Fund's holdings for much of the period emphasized mid-cap companies that didn't benefit from the same rapid growth as the larger-cap companies that dominate the market benchmarks. Moreover, education stocks (considered part of the industrials sector) were dragged down by the ongoing scandals plaguing the group.

The Fund entered the review period with a significant overweight to the precious metals industry within the basic materials sector. The Fund's management had established this position as a hedge against the falling dollar, and took some profits after the stocks performed strongly in the first half of the period. Even with this reduction, however, the Fund retained a slight overweighted position relative to the Russell 3000 Growth Index. This posture hurt performance when precious metals prices corrected sharply in the spring of 2004.

Several of the Fund's other positions were more beneficial. The portfolio benefited from an overweighted position relative to the Russell 3000 Growth Index and from stock selection in the energy sector. An underweighted position in the lagging financials sector relative to the Russell 3000 Growth Index also helped performance, as did strong stock selection there. Stock selection in health care was also a boon.

TOP 10 HOLDINGS

Ultra Petroleum Corp                            4.0%
Cisco Systems Inc.                              3.7
Yahoo Inc.                                      3.6
Newmont Mining Corp. Holding Co                 3.4
Microsoft Corporation                           2.9
QUALCOMM Inc                                    2.6
Ebay Inc.                                       2.3
Smith International                             2.2
Electronic Arts                                 2.1
International Game Technology                   2.1

TOP FIVE INDUSTRIES

Medical Specialties                             8.4%
Packaged Software                               8.2
Casino/Gaming                                   4.9
Internet Software/Services                      4.7
Biotechnology                                   4.4

DATA AS OF JULY 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND NORMALLY INVESTS AT LEAST 80% OF ITS ASSETS IN COMMON STOCKS AND OTHER EQUITY SECURITIES OF U.S. OR FOREIGN COMPANIES THAT OFFER THE POTENTIAL FOR SUPERIOR EARNINGS GROWTH IN THE OPINION OF THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC. THE FUND'S OTHER EQUITY SECURITIES MAY INCLUDE PREFERRED STOCK, DEPOSITARY RECEIPTS OR SECURITIES CONVERTIBLE INTO COMMON STOCK.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS, AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT 1-800-SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE

MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 847-2424.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES; AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JULY 31 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEBSITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS TO INVESTORS WITH THE SAME LAST NAME AND WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME, UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 AM TO 8:00 PM, ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

(This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

                        CLASS A++      CLASS B++      CLASS C++      CLASS D++      RUSSELL(1)     S&P 500(2)      Lipper(3)
                       ------------   ------------   ------------   ------------   ------------   ------------   ------------
Feb 24, 99             $      9,475   $     10,000   $     10,000   $     10,000   $     10,000   $     10,000   $     10,000
Apr 30, 99             $     10,138   $     10,680   $     10,680   $     10,700   $     10,424   $     10,677   $     10,620
Jul 31, 99             $     10,299   $     10,840   $     10,840   $     10,890   $     10,481   $     10,661   $     10,892
Oct 31, 99             $     11,162   $     11,720   $     11,720   $     11,800   $     11,168   $     10,970   $     11,477
Jan 31, 2000           $     14,137   $     14,820   $     14,820   $     14,960   $     12,516   $     11,256   $     14,125
Apr 30, 2000           $     14,241   $     14,900   $     14,900   $     15,080   $     13,328   $     11,759   $     14,950
Jul 31, 2000           $     14,440   $     15,080   $     15,080   $     15,300   $     13,014   $     11,617   $     14,844
Oct 31, 2000           $     14,989   $     15,620   $     15,620   $     15,880   $     12,263   $     11,637   $     14,554
Jan 31, 2001           $     13,160   $     13,687   $     13,687   $     13,950   $      7,872   $     11,154   $     12,804
Apr 30, 2001           $     11,288   $     11,719   $     11,719   $     11,963   $      9,096   $     10,233   $     10,949
Jul 31, 2001           $     10,352   $     10,718   $     10,718   $     10,976   $      8,557   $      9,952   $     10,119
Oct 31, 2001           $      9,265   $      9,580   $      9,580   $      9,841   $      7,439   $      8,739   $      8,435
Jan 31, 2002           $      9,806   $     10,118   $     10,118   $     10,412   $      8,012   $      9,354   $      9,127
Apr 30, 2002           $      9,666   $      9,958   $      9,970   $     10,275   $      7,342   $      8,942   $      8,520
Jul 31, 2002           $      8,111   $      8,348   $      8,360   $      8,635   $      6,088   $      7,602   $      6,797
Oct 31, 2002           $      7,927   $      8,143   $      8,143   $      8,441   $      5,972   $      7,420   $      6,697
Jan 31, 2003           $      7,484   $      7,663   $      7,674   $      7,974   $      5,733   $      7,202   $      6,482
Apr 30, 2003           $      7,722   $      7,891   $      7,903   $      8,225   $      6,240   $      7,753   $      7,018
Jul 31, 2003           $      8,327   $      8,497   $      8,508   $      8,886   $      6,859   $      8,411   $      7,858
Oct 31, 2003           $      9,072   $      9,239   $      9,250   $      9,672   $      7,367   $      8,964   $      8,582
Jan 31, 2004           $      9,634   $      9,787   $      9,798   $     10,275   $      7,872   $      9,692   $      9,146
Apr 30, 2004           $      9,342   $      9,479   $      9,490   $      9,979   $      7,671   $      9,526   $      8,929
Jul 31, 2004           $      9,007   $      9,033   $      9,125   $      9,626   $      7,455   $      9,519   $      8,676

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED JULY 31, 2004

                              CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES^^
                             (SINCE 02/24/99)      (SINCE 02/24/99)      (SINCE 02/24/99)      (SINCE 02/24/99)
SYMBOL                                  AEQAX                 AEQBX                 AEQCX                 AEQDX
1 YEAR                                   8.17%(4)              7.26%(4)              7.25%(4)              8.33%(4)
                                         2.49(5)               2.26(5)               6.25(5)                 --
5 YEARS                                 (2.65)(4)             (3.41)(4)             (3.39)(4)             (2.44)(4)
                                        (3.69)(5)             (3.75)(5)             (3.39)(5)                --
SINCE INCEPTION                         (0.93)(4)             (1.69)(4)             (1.67)(4)             (0.70)(4)
                                        (1.91)(5)             (1.85)(5)             (1.67)(5)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*     THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^^    CLASS D HAS NO SALES CHARGE.

(1) THE RUSSELL 3000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE COMPANIES IN THE RUSSELL 3000 INDEX WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE FUND'S BENCHMARK WAS CHANGED FROM THE S&P 500 TO THE RUSSELL 3000 GROWTH INDEX TO MORE ACCURATELY REFLECT THE FUND'S INVESTABLE UNIVERSE.

(2) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER MULTI-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

++    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON JULY 31, 2004.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/04 - 07/31/04.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                        BEGINNING           ENDING          EXPENSES PAID
                                                      ACCOUNT VALUE      ACCOUNT VALUE     DURING PERIOD *
                                                     ----------------   ----------------   ----------------
                                                                                             02/01/04 -
                                                        02/01/04            07/31/04          07/31/04
                                                     ----------------   ----------------   ----------------
CLASS A
Actual                                               $       1,000.00   $         935.00   $           6.45
Hypothetical (5% return before expenses)             $       1,000.00   $       1,018.20   $           6.72

CLASS B
Actual                                               $       1,000.00   $         931.20   $          10.13
Hypothetical (5% return before expenses)             $       1,000.00   $       1,014.37   $          10.57

CLASS C
Actual                                               $       1,000.00   $         931.20   $          10.13
Hypothetical (5% return before expenses)             $       1,000.00   $       1,014.37   $          10.57

CLASS D
Actual                                               $       1,000.00   $         936.80   $           5.35
Hypothetical (5% return before expenses)             $       1,000.00   $       1,019.34   $           5.57

----------

   * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.34%, 2.11%, 2.11% AND 1.11% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY AGGRESSIVE EQUITY FUND

PORTFOLIO OF INVESTMENTS - JULY 31, 2004

 NUMBER OF
  SHARES                                                                            VALUE
---------------------------------------------------------------------------------------------
               COMMON STOCKS (99.3%)
               ADVERTISING/MARKETING SERVICES (1.5%)
     136,200   Lamar Advertising Co.
                (Class A)*                                                    $     5,476,602
                                                                              ---------------
               AIR FREIGHT/COURIERS (0.5%)
      40,600   C.H. Robinson
                Worldwide, Inc.                                                     1,775,438
                                                                              ---------------
               APPAREL/FOOTWEAR (0.8%)
      67,600   Coach, Inc.*                                                         2,892,604
                                                                              ---------------
               APPAREL/FOOTWEAR RETAIL (1.1%)
      92,200   Chico's FAS, Inc.*                                                   3,860,414
                                                                              ---------------
               BEVERAGES:
               NON-ALCOHOLIC (0.8%)
     103,500   Cott Corp. (Canada)*                                                 2,895,930
                                                                              ---------------
               BIOTECHNOLOGY (4.4%)
     133,900   Amgen Inc.*                                                          7,616,232
      73,600   Biogen Idec Inc.*                                                    4,416,000
      61,400   Gilead Sciences, Inc.*                                               3,968,896
                                                                              ---------------
                                                                                   16,001,128
                                                                              ---------------
               BROADCASTING (2.6%)
     131,200   Radio One, Inc. (Class D)*                                           1,995,552
     254,900   Univision Communications Inc.
                (Class A)*                                                          7,384,453
                                                                              ---------------
                                                                                    9,380,005
                                                                              ---------------
               CASINO/GAMING (4.9%)
     155,400   GTECH Holdings Corp.                                                 6,584,298
     238,900   International Game
                Technology                                                          7,726,026
      99,800   Wynn Resorts, Ltd.*                                                  3,570,844
                                                                              ---------------
                                                                                   17,881,168
                                                                              ---------------
               COMPUTER
               COMMUNICATIONS (3.7%)
     658,300   Cisco Systems, Inc.*                                                13,732,138
                                                                              ---------------
               COMPUTER PROCESSING
               HARDWARE (1.6%)
     164,600   Dell Inc.*                                                           5,838,362
                                                                              ---------------
               CONSTRUCTION MATERIALS (2.0%)
     126,500   Rinker Group Ltd.
                (ADR) (Australia)                                             $     7,337,000
                                                                              ---------------
               DATA PROCESSING
               SERVICES (0.5%)
      48,100   Automatic Data
                Processing, Inc.                                                    2,019,238
                                                                              ---------------
               DISCOUNT STORES (0.5%)
      71,600   Dollar Tree Stores, Inc.*                                            1,926,756
                                                                              ---------------
               ENGINEERING &
               CONSTRUCTION (0.7%)
      91,900   Chicago Bridge & Iron
                Company N.V. (Netherlands)                                          2,682,561
                                                                              ---------------
               FINANCE/RENTAL/LEASING (1.6%)
      71,100   Capital One Financial Corp.                                          4,928,652
      39,600   MBNA Corp.                                                             977,724
                                                                              ---------------
                                                                                    5,906,376
                                                                              ---------------
               FINANCIAL
               CONGLOMERATES (1.0%)
     130,600   Brascan Corp. (Class A)
                (Canada)                                                            3,608,478
                                                                              ---------------
               FINANCIAL PUBLISHING/
               SERVICES (0.4%)
      21,090   Moody's Corp.                                                        1,436,229
                                                                              ---------------
               FOOD: MAJOR DIVERSIFIED (1.0%)
      46,900   Kellogg Co.                                                          1,953,854
      31,600   PepsiCo, Inc.                                                        1,580,000
                                                                              ---------------
                                                                                    3,533,854
                                                                              ---------------
               HOME IMPROVEMENT
               CHAINS (0.4%)
      46,200   Home Depot, Inc. (The)                                               1,557,864
                                                                              ---------------
               HOTELS/RESORTS/
               CRUISELINES (2.6%)
     163,000   Carnival Corp. (Panama)                                              7,597,430
      41,700   Royal Caribbean Cruises Ltd.
                (Liberia)                                                           1,782,675
                                                                              ---------------
                                                                                    9,380,105
                                                                              ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                            VALUE
---------------------------------------------------------------------------------------------
               INDUSTRIAL
               CONGLOMERATES (1.6%)
      35,600   Danaher Corp.                                                  $     1,803,140
      60,200   Ingersoll-Rand Co. Ltd.
                (Class A) (Bermuda)                                                 4,135,138
                                                                              ---------------
                                                                                    5,938,278
                                                                              ---------------
               INSURANCE BROKERS/
               SERVICES (0.8%)
      68,600   ChoicePoint Inc.*                                                    2,881,200
                                                                              ---------------
               INTERNET RETAIL (0.9%)
     126,900   IAC/InterActiveCorp.*                                                3,464,370
                                                                              ---------------
               INTERNET SOFTWARE/
               SERVICES (4.7%)
     118,100   Akamai Technologies, Inc.*                                           1,763,233
     114,700   Check Point Software
                Technologies Ltd. (Israel)*                                         2,281,383
     425,800   Yahoo! Inc.*                                                        13,114,640
                                                                              ---------------
                                                                                   17,159,256
                                                                              ---------------
               INVESTMENT BANKS/
               BROKERS (1.7%)
     127,800   Greenhill & Co., Inc.*                                               2,613,510
      45,900   Legg Mason, Inc.                                                     3,604,986
                                                                              ---------------
                                                                                    6,218,496
                                                                              ---------------
               MEDIA CONGLOMERATES (0.3%)
      75,000   Time Warner Inc.*                                                    1,248,750
                                                                              ---------------
               MEDICAL SPECIALTIES (8.4%)
      47,000   Alcon, Inc. (Switzerland)                                            3,600,200
      44,400   Bard (C.R.), Inc.                                                    2,450,880
      45,500   Boston Scientific Corp.*                                             1,740,830
      75,300   Dade Behring Holdings Inc.*                                          3,741,657
     122,900   Guidant Corp.                                                        6,798,828
      58,300   INAMED Corp.*                                                        3,158,694
     103,900   Kinetic Concepts, Inc.*                                              4,667,188
      61,400   Zimmer Holdings, Inc.*                                               4,685,434
                                                                              ---------------
                                                                                   30,843,711
                                                                              ---------------
               MEDICAL/NURSING SERVICES (1.2%)
     103,000   VCA Antech, Inc.*                                                    4,329,090
                                                                              ---------------
               MISCELLANEOUS COMMERCIAL
               SERVICES (1.6%)
     134,400   Iron Mountain Inc.*                                            $     4,337,088
      43,000   Laureate Education Inc.*                                             1,517,900
                                                                              ---------------
                                                                                    5,854,988
                                                                              ---------------
               OIL & GAS PRODUCTION (4.0%)
     328,100   Ultra Petroleum Corp.
                (Canada)*                                                          14,721,847
                                                                              ---------------
               OILFIELD SERVICES/
               EQUIPMENT (2.2%)
     135,600   Smith International, Inc.*                                           7,902,768
                                                                              ---------------
               OTHER CONSUMER
               SERVICES (4.0%)
      75,100   Apollo Group, Inc. (Class A)*                                        6,274,605
     108,100   eBay Inc.*                                                           8,467,473
                                                                              ---------------
                                                                                   14,742,078
                                                                              ---------------
               PACKAGED SOFTWARE (8.2%)
      43,500   Adobe Systems, Inc.                                                  1,834,830
      67,800   Autodesk, Inc.                                                       2,725,560
     137,200   FileNET Corp.*                                                       2,606,800
     137,800   McAfee Inc.                                                          2,477,644
      96,700   Mercury Interactive Corp.*                                           3,535,352
     370,600   Microsoft Corp.                                                     10,547,276
     142,700   Red Hat, Inc.*                                                       2,443,024
      41,800   SAP AG (ADR) (Germany)                                               1,672,418
      48,200   Symantec Corp.*                                                      2,253,832
                                                                              ---------------
                                                                                   30,096,736
                                                                              ---------------
               PERSONNEL SERVICES (0.9%)
      77,400   Manpower, Inc.                                                       3,370,770
                                                                              ---------------
               PHARMACEUTICALS:
               MAJOR (1.1%)
      73,900   Johnson & Johnson                                                    4,084,453
                                                                              ---------------
               PHARMACEUTICALS:
               OTHER (0.3%)
      24,500   Forest Laboratories, Inc.*                                           1,232,105
                                                                              ---------------
               PRECIOUS METALS (3.4%)
     305,500   Newmont Mining Corp.                                                12,363,585
                                                                              ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                            VALUE
---------------------------------------------------------------------------------------------
               PROPERTY - CASUALTY
               INSURERS (1.5%)
       1,842   Berkshire Hathaway, Inc.
                (Class B)*                                                    $     5,330,748
                                                                              ---------------
               RECREATIONAL PRODUCTS (4.1%)
     156,900   Electronic Arts Inc.*                                                7,865,397
     256,800   WMS Industries, Inc.*                                                6,995,232
                                                                              ---------------
                                                                                   14,860,629
                                                                              ---------------
               RESTAURANTS (1.9%)
     104,700   Applebee's International, Inc.                                       2,789,208
      81,000   Sonic Corp.*                                                         1,863,000
      51,000   Starbucks Corp.*                                                     2,394,960
                                                                              ---------------
                                                                                    7,047,168
                                                                              ---------------
               SEMICONDUCTORS (1.5%)
     153,100   Advanced Micro
                Devices, Inc.*                                                      1,912,219
     160,400   Marvell Technology Group Ltd.
                (Bermuda)*                                                          3,724,488
                                                                              ---------------
                                                                                    5,636,707
                                                                              ---------------
               SPECIALTY STORES (2.8%)
      45,000   Guitar Center, Inc.*                                                 2,022,750
     148,940   PETsMART, Inc.                                                       4,618,629
     113,600   Tuesday Morning Corp.*                                               3,653,376
                                                                              ---------------
                                                                                   10,294,755
                                                                              ---------------
               SPECIALTY
               TELECOMMUNICATIONS (2.7%)
     459,900   Crown Castle International
                Corp.*                                                              6,493,788
      67,100   NTL, Inc.*                                                           3,497,252
                                                                              ---------------
                                                                                    9,991,040
                                                                              ---------------
               TELECOMMUNICATION
               EQUIPMENT (3.4%)
     247,800   Corning Inc.*                                                        3,062,808
     135,800   QUALCOMM Inc.                                                        9,381,064
                                                                              ---------------
                                                                                   12,443,872
                                                                              ---------------
               WHOLESALE DISTRIBUTORS (3.0%)
     130,100   Fisher Scientific
                International, Inc.*                                          $     7,571,820
      84,500   SCP Pool Corp.                                                       3,483,935
                                                                              ---------------
                                                                                   11,055,755
                                                                              ---------------
               WIRELESS TELECOMMUNICATIONS (0.5%)
      83,800   Nextel Communications, Inc.
                (Class A)*                                                          1,907,288
                                                                              ---------------
TOTAL COMMON STOCKS
 (COST $349,933,259)                                                              364,142,693
                                                                              ---------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
               SHORT-TERM INVESTMENT (1.2%)
               REPURCHASE AGREEMENT
$      4,223   Joint repurchase agreement
                account 1.35% due
                08/02/04 (dated 07/30/04;
                proceeds $4,223,477) (a)
                (COST $4,223,000)                                                   4,223,000
                                                                              ---------------
TOTAL INVESTMENTS
 (COST $354,156,259) (b)                                       100.5%             368,365,693
LIABILITIES IN EXCESS OF OTHER
 ASSETS                                                         (0.5)              (1,806,253)
                                                               -----          ---------------
NET ASSETS                                                     100.0%         $   366,559,440
                                                               =====          ===============

----------
     ADR  AMERICAN DEPOSITORY RECEIPT.
      *   NON-INCOME PRODUCING SECURITY.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $354,465,904. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $24,337,055 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $10,437,266, RESULTING IN NET UNREALIZED APPRECIATION OF $13,899,789.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY AGGRESSIVE EQUITY FUND

SUMMARY OF INVESTMENTS - JULY 31, 2004

                                                             PERCENT OF
INDUSTRY                                        VALUE        NET ASSETS
-----------------------------------------------------------------------
Medical Specialties                        $    30,843,711      8.4%
Packaged Software                               30,096,736      8.2
Casino/Gaming                                   17,881,168      4.9
Internet Software/Services                      17,159,256      4.7
Biotechnology                                   16,001,128      4.4
Recreational Products                           14,860,629      4.1
Other Consumer Services                         14,742,078      4.0
Oil & Gas Production                            14,721,847      4.0
Computer Communications                         13,732,138      3.7
Telecommunication Equipment                     12,443,872      3.4
Precious Metals                                 12,363,585      3.4
Wholesale Distributors                          11,055,755      3.0
Specialty Stores                                10,294,755      2.8
Specialty Telecommunications                     9,991,040      2.7
Hotels/Resorts/Cruiselines                       9,380,105      2.6
Broadcasting                                     9,380,005      2.6
Oilfield Services/Equipment                      7,902,768      2.2
Construction Materials                           7,337,000      2.0
Restaurants                                      7,047,168      1.9
Investment Banks/Brokers                         6,218,496      1.7
Industrial Conglomerates                         5,938,278      1.6
Finance/Rental/Leasing                           5,906,376      1.6
Miscellaneous Commercial Services                5,854,988      1.6
Computer Processing Hardware                     5,838,362      1.6
Semiconductors                                   5,636,707      1.5
Advertising/Marketing Services                   5,476,602      1.5
Property - Casualty Insurers                     5,330,748      1.5
Medical/Nursing Services                         4,329,090      1.2
Repurchase Agreement                             4,223,000      1.2
Pharmaceuticals: Major                           4,084,453      1.1
Apparel/Footwear Retail                          3,860,414      1.1
Financial Conglomerates                          3,608,478      1.0
Food: Major Diversified                          3,533,854      1.0
Internet Retail                                  3,464,370      0.9
Personnel Services                               3,370,770      0.9
Beverages: Non-Alcoholic                         2,895,930      0.8
Apparel/Footwear                                 2,892,604      0.8
Insurance Brokers/Services                 $     2,881,200      0.8%
Engineering & Construction                       2,682,561      0.7
Data Processing Services                         2,019,238      0.5
Discount Stores                                  1,926,756      0.5
Wireless Telecommunications                      1,907,288      0.5
Air Freight/Couriers                             1,775,438      0.5
Home Improvement Chains                          1,557,864      0.4
Financial Publishing/Services                    1,436,229      0.4
Media Conglomerates                              1,248,750      0.3
Pharmaceuticals: Other                           1,232,105      0.3
                                           ---------------    -----
                                           $   368,365,693    100.5%
                                           ===============    =====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY AGGRESSIVE EQUITY FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004

ASSETS:
Investments in securities, at value
 (cost $354,156,259)                                           $   368,365,693
Receivable for:
 Investments sold                                                    1,717,284
 Dividends                                                              61,231
 Shares of beneficial interest sold                                     13,034
 Foreign withholding taxes reclaimed                                     7,392
Prepaid expenses and other assets                                       29,580
                                                               ---------------
    TOTAL ASSETS                                                   370,194,214
                                                               ---------------
LIABILITIES:
Payable for:
 Investments purchased                                               2,603,940
 Shares of beneficial interest redeemed                                397,803
 Distribution fee                                                      308,847
 Investment management fee                                             241,137
Accrued expenses and other payables                                     83,047
                                                               ---------------
    TOTAL LIABILITIES                                                3,634,774
                                                               ---------------
    NET ASSETS                                                 $   366,559,440
                                                               ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                $   795,361,518
Net unrealized appreciation                                         14,211,315
Accumulated net investment loss                                           (215)
Accumulated net realized loss                                     (443,013,178)
                                                               ---------------
    NET ASSETS                                                 $   366,559,440
                                                               ===============
CLASS A SHARES:
Net Assets                                                     $    16,563,526
Shares Outstanding
 (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              1,987,001
    NET ASSET VALUE PER SHARE                                  $          8.34
                                                               ===============
    MAXIMUM OFFERING PRICE PER SHARE,
        (net asset value plus 5.54%
        of net asset value)                                    $          8.80
                                                               ===============
CLASS B SHARES:
Net Assets                                                     $   314,194,683
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                                    39,353,437
    NET ASSET VALUE PER SHARE                                  $          7.98
                                                               ===============
CLASS C SHARES:
Net Assets                                                     $    33,710,397
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                                     4,217,320
    NET ASSET VALUE PER SHARE                                  $          7.99
                                                               ===============
CLASS D SHARES:
Net Assets                                                     $     2,090,834
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                                       247,494
    NET ASSET VALUE PER SHARE                                  $          8.45
                                                               ===============

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2004

NET INVESTMENT LOSS:
INCOME
Dividends (net of $58,763 foreign
 withholding tax)                                              $     2,495,008
Interest                                                               126,122
                                                               ---------------
    TOTAL INCOME                                                     2,621,130
                                                               ---------------
EXPENSES
Distribution fee (Class A shares)                                       45,226
Distribution fee (Class B shares)                                    3,749,172
Distribution fee (Class C shares)                                      394,947
Investment management fee                                            3,267,361
Transfer agent fees and expenses                                     1,326,003
Shareholder reports and notices                                        109,755
Registration fees                                                       67,144
Professional fees                                                       63,223
Custodian fees                                                          49,964
Trustees' fees and expenses                                              3,418
Other                                                                   15,727
                                                               ---------------
    TOTAL EXPENSES                                                   9,091,940
                                                               ---------------
    NET INVESTMENT LOSS                                             (6,470,810)
                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                         72,974,891
Futures contracts                                                   (4,142,692)
Foreign exchange transactions                                             (399)
                                                               ---------------
    NET REALIZED GAIN                                               68,831,800
                                                               ---------------
NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION ON:
Investments                                                        (26,306,876)
Futures contracts                                                      345,407
Translation of forward foreign currency
 contracts, other assets and liabilities
 denominated in foreign currencies                                         262
                                                               ---------------
    NET DEPRECIATION                                               (25,961,207)
                                                               ---------------
    NET GAIN                                                        42,870,593
                                                               ---------------
NET INCREASE                                                   $    36,399,783
                                                               ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                         FOR THE YEAR     FOR THE YEAR
                                                                             ENDED            ENDED
                                                                         JULY 31, 2004    JULY 31, 2003
                                                                         -------------    -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                      $  (6,470,810)   $  (5,012,355)
Net realized gain (loss)                                                    68,831,800      (52,263,309)
Net change in unrealized appreciation/depreciation                         (25,961,207)      60,084,888
                                                                         -------------    -------------

    NET INCREASE                                                            36,399,783        2,809,224

Net decrease from transactions in shares of beneficial interest           (118,954,439)    (120,803,468)
                                                                         -------------    -------------

    NET DECREASE                                                           (82,554,656)    (117,994,244)

NET ASSETS:
Beginning of period                                                        449,114,096      567,108,340
                                                                         -------------    -------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF
$215 AND $27,306, RESPECTIVELY)                                          $ 366,559,440    $ 449,114,096
                                                                         =============    =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY AGGRESSIVE EQUITY FUND

NOTES TO FINANCIAL STATEMENTS - JULY 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund was organized as a Massachusetts business trust on October 29, 1997 and commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $2 billion; and 0.725% to the portion of daily net assets exceeding $2 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $23,740,292 at July 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.99%, respectively.

The Distributor has informed the Fund that for the year ended July 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $3, $943,619 and $3,094, respectively and received $21,872 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2004 aggregated $930,436,531 and $1,045,182,066, respectively. Included in the aforementioned are purchases and sales with other Morgan Stanley funds of $8,312,865 and $1,131,540, respectively including a net realized loss of $239,484.

For the year ended July 31, 2004, the Fund incurred brokerage commissions of $329,217 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

At July 31, 2004, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 70,187 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $7,800.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2004, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                        --
Capital loss carryforward*          $ (442,703,533)
Post-October losses                           (215)
Net unrealized appreciation             13,901,670
                                    --------------
Total accumulated losses            $ (428,802,078)
                                    ==============

*During the year ended July 31, 2004, the Fund utilized $44,380,443 of its net capital loss carryforward. As of July 31, 2004, the Fund had a net capital loss carryforward of $442,703,533 of which $321,646,810 will expire on July 31, 2010 and $121,056,723 will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2004, the Fund had temporary book/tax differences attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $6,498,300, accumulated net investment loss was credited $6,497,901 and accumulated net realized loss was credited $399.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                     FOR THE YEAR                          FOR THE YEAR
                                                         ENDED                                 ENDED
                                                     JULY 31, 2004                         JULY 31, 2003
                                           ----------------------------------    ----------------------------------
                                                SHARES             AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                               220,437    $     1,847,474            264,713    $     1,930,674
Redeemed                                          (611,642)        (5,246,780)          (799,231)        (5,776,834)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class A                           (391,205)        (3,399,306)          (534,518)        (3,846,160)
                                           ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                             1,388,713         11,363,567          3,071,097         21,709,526
Redeemed                                       (14,138,172)      (116,228,250)       (18,434,124)      (129,022,330)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                        (12,749,459)      (104,864,683)       (15,363,027)      (107,312,804)
                                           ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                               226,518          1,868,007            440,521          3,123,524
Redeemed                                        (1,452,268)       (11,955,602)        (1,783,133)       (12,566,889)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                         (1,225,750)       (10,087,595)        (1,342,612)        (9,443,365)
                                           ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                               110,174            951,405             95,835            713,440
Redeemed                                          (179,248)        (1,554,260)          (125,309)          (914,579)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class D                            (69,074)          (602,855)           (29,474)          (201,139)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                           (14,435,488)   $  (118,954,439)       (17,269,631)   $  (120,803,468)
                                           ===============    ===============    ===============    ===============

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED JULY 31,
                                                       ------------------------------------------------------------------
                                                          2004         2003          2002          2001           2000
                                                       ---------    ---------     ---------     ---------     -----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                   $    7.71    $    7.51     $    9.62     $   15.24     $     10.87
                                                       ---------    ---------     ---------     ---------     -----------

Income (loss) from investment operations:
  Net investment loss++                                    (0.07)       (0.02)        (0.03)         0.00           (0.08)
  Net realized and unrealized gain (loss)                   0.70         0.22         (2.05)        (3.90)           4.45
                                                       ---------    ---------     ---------     ---------     -----------
Total income (loss) from investment operations              0.63         0.20         (2.08)        (3.90)           4.37
                                                       ---------    ---------     ---------     ---------     -----------

Less distributions from net realized gains                     -            -         (0.03)        (1.72)              -
                                                       ---------    ---------     ---------     ---------     -----------

Net asset value, end of period                         $    8.34    $    7.71     $    7.51     $    9.62     $     15.24
                                                       =========    =========     =========     =========     ===========

TOTAL RETURN+                                               8.17%        2.66%       (21.65)%      (28.31)%         40.20%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    1.37%        1.40%         1.29 %        1.16%           1.18%
Net investment loss                                        (0.77)%      (0.32)%       (0.39)%       (0.03)%         (0.55)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                $  16,564    $  18,340     $  21,888     $  39,662     $    67,267
Portfolio turnover rate                                      219%         263%          325%          399%            432%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED JULY 31,
                                                       ------------------------------------------------------------------
                                                          2004         2003          2002          2001            2000
                                                       ---------    ---------     ---------     ---------     -----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                   $    7.44    $    7.31     $    9.42     $   15.08     $     10.84
                                                       ---------    ---------     ---------     ---------     -----------

Income (loss) from investment operations:
  Net investment loss++                                    (0.12)       (0.08)        (0.10)        (0.10)          (0.19)
  Net realized and unrealized gain (loss)                   0.66         0.21         (1.98)        (3.84)           4.43
                                                       ---------    ---------     ---------     ---------     -----------

Total income (loss) from investment operations              0.54         0.13         (2.08)        (3.94)           4.24
                                                       ---------    ---------     ---------     ---------     -----------

Less distributions from net realized gains                     -            -         (0.03)        (1.72)              -
                                                       ---------    ---------     ---------     ---------     -----------

Net asset value, end of period                         $    7.98    $    7.44     $    7.31     $    9.42     $     15.08
                                                       =========    =========     =========     =========     ===========

TOTAL RETURN+                                               7.26%        1.78%       (22.11)%      (28.93)%         39.11%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    2.13%        2.15%         2.05%         1.94%           1.93%
Net investment loss                                        (1.53)       (1.07)%       (1.15)%       (0.81)%         (1.30)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                $ 314,195    $ 387,751     $ 492,959     $ 881,115     $ 1,364,482
Portfolio turnover rate                                      219%         263%          325%          399%            432%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED JULY 31,
                                                       ------------------------------------------------------------------
                                                          2004         2003          2002          2001           2000
                                                       ---------    ---------     ---------     ---------     -----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                   $    7.45    $    7.32     $    9.42     $   15.08     $     10.84
                                                       ---------    ---------     ---------     ---------     -----------

Income (loss) from investment operations:
  Net investment loss++                                    (0.12)       (0.08)        (0.09)        (0.10)          (0.19)
  Net realized and unrealized gain (loss)                   0.66         0.21         (1.98)        (3.84)           4.43
                                                       ---------    ---------     ---------     ---------     -----------

Total income (loss) from investment operations              0.54         0.13         (2.07)        (3.94)           4.24
                                                       ---------    ---------     ---------     ---------     -----------

Less distributions from net realized gains                     -            -         (0.03)        (1.72)              -
                                                       ---------    ---------     ---------     ---------     -----------

Net asset value, end of period                         $    7.99    $    7.45     $    7.32     $    9.42     $     15.08
                                                       =========    =========     =========     =========     ===========

TOTAL RETURN+                                               7.25%        1.78%       (22.00)%      (28.93)%         39.11%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    2.12%        2.15%         1.93%         1.94%           1.93%
Net investment loss                                        (1.52)       (1.07)%       (1.03)%       (0.81)%         (1.30)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                $  33,710    $  40,555     $  49,639     $  83,603     $   127,180
Portfolio turnover rate                                      219%         263%          325%          399%            432%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED JULY 31,
                                                       ------------------------------------------------------------------
                                                          2004         2003          2002          2001           2000
                                                       ---------    ---------     ---------     ---------     -----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                   $    7.80    $    7.58     $    9.68     $   15.30     $     10.89
                                                       ---------    ---------     ---------     ---------     -----------

Income (loss) from investment operations:
  Net investment income (loss)++                           (0.04)       (0.01)        (0.01)         0.02           (0.06)
  Net realized and unrealized gain (loss)                   0.69         0.23         (2.06)        (3.92)           4.47
                                                       ---------    ---------     ---------     ---------     -----------

Total income (loss) from investment operations              0.65         0.22         (2.07)        (3.90)           4.41
                                                       ---------    ---------     ---------     ---------     -----------

Less distributions from net realized gains                     -            -         (0.03)        (1.72)              -
                                                       ---------    ---------     ---------     ---------     -----------

Net asset value, end of period                         $    8.45    $    7.80     $    7.58     $    9.68     $     15.30
                                                       =========    =========     =========     =========     ===========

TOTAL RETURN+                                               8.33%        2.90%       (21.33)%      (28.26)%         40.50%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                    1.13%        1.15%         1.05%         0.94%           0.93%
Net investment income (loss)                               (0.53)%      (0.07)%       (0.15)%        0.19 %         (0.30)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                $   2,091    $   2,468     $   2,622     $   5,111     $     4,581
Portfolio turnover rate                                      219%         263%          325%          399%            432%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY AGGRESSIVE EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY AGGRESSIVE EQUITY FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Aggressive Equity Fund (the "Fund"), including the portfolio of investments, as of July 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the five year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Aggressive Equity Fund as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years in the five year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 14, 2004

MORGAN STANLEY AGGRESSIVE EQUITY FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                           TERM OF                             IN FUND
                            POSITION(S)  OFFICE AND                            COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S)   OVERSEEN
   INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED* DURING PAST 5 YEARS**   BY TRUSTEE***   OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------- ------------ ------------ ----------------------- ------------- ---------------------------------------
Michael Bozic (63)         Trustee      Since        Private Investor;       208           Director of Weirton Steel Corporation.
c/o Kramer Levin Naftalis               April 1994   Director or Trustee of
& Frankel LLP                                        the Retail Funds
Counsel to                                           (since April 1994) and
the Independent Trustees                             the Institutional
919 Third Avenue                                     Funds (since
New York, NY                                         July 2003); formerly
                                                     Vice Chairman of Kmart
                                                     Corporation (December
                                                     1998-October 2000),
                                                     Chairman and Chief
                                                     Executive Officer of
                                                     Levitz Furniture
                                                     Corporation (November
                                                     1995-November 1998)
                                                     and President and Chief
                                                     Executive Officer of
                                                     Hills Department
                                                     Stores (May 1991-
                                                     July 1995); formerly
                                                     variously Chairman,
                                                     Chief Executive
                                                     Officer, President and
                                                     Chief Operating
                                                     Officer (1987-1991) of
                                                     the Sears Merchandise
                                                     Group of Sears,
                                                     Roebuck & Co.

Edwin J. Garn (71)         Trustee      Since        Managing Director of    208           Director of Franklin Covey (time
c/o Summit Ventures LLC                 January 1993 Summit Ventures LLC;                  management systems), BMW Bank of
1 Utah Center                                        Director or Trustee of                North America, Inc. (industrial loan
201 S. Main Street                                   the Retail Funds                      corporation), United Space Alliance
Salt Lake City, UT                                   (since January 1993)                  (joint venture between Lockheed
                                                     and the Institutional                 Martin and the Boeing Company) and
                                                     Funds (since                          Nuskin Asia Pacific (multilevel
                                                     July 2003); member of                 marketing); member of the board of
                                                     the Utah Regional                     various civic and charitable
                                                     Advisory Board of                     organizations.
                                                     Pacific Corp.;
                                                     formerly United States
                                                     Senator (R-Utah)
                                                     (1974-1992) and
                                                     Chairman, Senate
                                                     Banking Committee
                                                     (1980-1986), Mayor of
                                                     Salt Lake City, Utah
                                                     (1971-1974),
                                                     Astronaut, Space
                                                     Shuttle Discovery
                                                     (April 12-19, 1985),
                                                     and Vice Chairman,
                                                     Huntsman Corporation
                                                     (chemical company).

Wayne E. Hedien (70)       Trustee      Since        Retired; Director or    208           Director of The PMI Group Inc. (private
c/o Kramer Levin Naftalis               September    Trustee of the Retail                 mortgage insurance); Trustee and Vice
& Frankel LLP                           1997         Funds (since                          Chairman of The Field Museum of
Counsel to                                           September 1997) and the               Natural History; director of various
the Independent Trustees                             Institutional Funds                   other business and charitable
919 Third Avenue                                     (since July 2003);                    organizations.
New York, NY                                         formerly associated
                                                     with the Allstate
                                                     Companies (1966-1994),
                                                     most recently as
                                                     Chairman of The
                                                     Allstate Corporation
                                                     (March 1993-
                                                     December 1994) and
                                                     Chairman and Chief
                                                     Executive Officer of
                                                     its wholly-owned
                                                     subsidiary, Allstate
                                                     Insurance Company
                                                     (July 1989-December
                                                     1994).

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                           TERM OF                             IN FUND
                            POSITION(S)  OFFICE AND                            COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S)   OVERSEEN
   INDEPENDENT TRUSTEE      REGISTRANT  TIME SERVED* DURING PAST 5 YEARS**   BY TRUSTEE***   OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------- ------------ ------------ ----------------------- ------------- ---------------------------------------
Dr. Manuel H. Johnson (55) Trustee      Since        Senior Partner,         208           Director of NVR, Inc. (home
c/o Johnson Smick                       July 1991    Johnson Smick                         construction); Chairman and Trustee of
International, Inc.                                  International, Inc., a                the Financial Accounting Foundation
2099 Pennsylvania Avenue,                            consulting firm;                      (oversight organization of the Financial
N.W. Suite 950                                       Chairman of the Audit                 Accounting Standards Board); Director
Washington, D.C.                                     Committee and Director                of RBS Greenwich Capital Holdings
                                                     or Trustee of the                     (financial holding company).
                                                     Retail Funds (since
                                                     July 1991) and the
                                                     Institutional Funds
                                                     (since July 2003);
                                                     Co-Chairman and a
                                                     founder of the Group
                                                     of Seven Council
                                                     (G7C), an
                                                     international economic
                                                     commission; formerly
                                                     Vice Chairman of the
                                                     Board of Governors of
                                                     the Federal Reserve
                                                     System and Assistant
                                                     Secretary of the U.S.
                                                     Treasury.

Joseph J. Kearns (61)      Trustee      Since        President, Kearns &     209           Director of Electro Rent Corporation
PMB754                                  July 2003    Associates LLC                        (equipment leasing), The Ford Family
23852 Pacific Coast Highway                          (investment                           Foundation, and the UCLA Foundation.
Malibu, CA                                           consulting); Deputy
                                                     Chairman of the Audit
                                                     Committee and Director
                                                     or Trustee of the
                                                     Retail Funds (since
                                                     July 2003) and the
                                                     Institutional Funds
                                                     (since August 1994);
                                                     previously Chairman of
                                                     the Audit Committee of
                                                     the Institutional
                                                     Funds (October 2001-
                                                     July 2003); formerly
                                                     CFO of the J. Paul
                                                     Getty Trust.

Michael E. Nugent (68)     Trustee      Since        General Partner of      208           Director of various business
c/o Triumph Capital, L.P.               July 1991    Triumph Capital, L.P.,                organizations.
445 Park Avenue                                      a private investment
New York, NY                                         partnership; Chairman
                                                     of the Insurance
                                                     Committee and Director
                                                     or Trustee of the
                                                     Retail Funds (since
                                                     July 1991) and the
                                                     Institutional Funds
                                                     (since July 2001);
                                                     formerly Vice
                                                     President, Bankers
                                                     Trust Company and BT
                                                     Capital Corporation
                                                     (1984-1988).

Fergus Reid (71)           Trustee      Since        Chairman of Lumelite    209           Trustee and Director of certain
c/o Lumelite Plastics                   July 2003    Plastics Corporation;                 investment companies in the
Corporation                                          Chairman of the                       JPMorganFunds complex managed
85 Charles Colman Blvd.                              Governance Committee                  by J.P. Morgan Investment
Pawling, NY                                          and Director or Trustee               Management Inc.
                                                     of the Retail Funds
                                                     (since July 2003) and
                                                     the Institutional
                                                     Funds (since June
                                                     1992).

INSERTED TRUSTEES:

                                                                              NUMBER OF
                                                                              PORTFOLIOS
                                           TERM OF                             IN FUND
                            POSITION(S)  OFFICE AND                            COMPLEX
 NAME, AGE AND ADDRESS OF   HELD WITH    LENGTH OF   PRINCIPAL OCCUPATION(S)   OVERSEEN
   INTERESTED TRUSTEE       REGISTRANT  TIME SERVED* DURING PAST 5 YEARS**   BY TRUSTEE***   OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------- ------------ ------------ ----------------------- ------------- ---------------------------------------
Charles A. Fiumefreddo     Chairman of  Since        Chairman and Director   208           None
(71)                       the Board    July 1991    or Trustee of the
c/o Morgan Stanley Trust   and Trustee               Retail Funds (since
Harborside Financial                                 July 1991) and the
Center,                                              Institutional Funds
Plaza Two,                                           (since July 2003);
Jersey City, NJ                                      formerly Chief
                                                     Executive Officer of
                                                     the Retail Funds
                                                     (until September 2002).

James F. Higgins (56)      Trustee      Since        Director or Trustee of  208           Director of AXA Financial, Inc.
c/o Morgan Stanley Trust                June 2000    the Retail Funds                      and The Equitable Life
Harborside Financial                                 (since June 2000) and                 Assurance Society of the
Center,                                              the Institutional                     United States (financial
Plaza Two,                                           Funds (since July                     services).
Jersey City, NJ                                      2003); Senior Advisor
                                                     of Morgan Stanley
                                                     (since August 2000);
                                                     Director of the
                                                     Distributor and Dean
                                                     Witter Realty Inc.;
                                                     previously President
                                                     and Chief Operating
                                                     Officer of the Private
                                                     Client Group of Morgan
                                                     Stanley (May 1999-
                                                     August 2000), and
                                                     President and Chief
                                                     Operating Officer of
                                                     Individual Securities
                                                     of Morgan Stanley
                                                     (February 1997-May
                                                     1999).

---------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
***   THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS
      (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                    TERM OF
                                 POSITION(S)       OFFICE AND
 NAME, AGE AND ADDRESS OF         HELD WITH        LENGTH OF
   EXECUTIVE OFFICER             REGISTRANT       TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------    ---------------   ---------------    ---------------------------------------------------------
Mitchell M. Merin (50)         President         Since May 1999     President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                         Investment Management Inc.; President, Director and Chief
New York, NY                                                        Executive Officer of the Investment Manager and Morgan
                                                                    Stanley Services; Chairman and Director of the
                                                                    Distributor; Chairman and Director of the Transfer Agent;
                                                                    Director of various Morgan Stanley subsidiaries;
                                                                    President of the Institutional Funds (since July 2003) and
                                                                    President of the Retail Funds (since May 1999); Trustee
                                                                    (since July 2003) and President (since December 2002) of
                                                                    the Van Kampen Closed-End Funds; Trustee (since May 1999)
                                                                    and President (since October 2002) of the Van Kampen
                                                                    Open-End Funds.

Barry Fink (49)                Vice President    Since              General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                      February 1997      (since December 2000) of Morgan Stanley Investment
New York, NY                                                        Management; Managing Director (since December 2000),
                                                                    Secretary (since February 1997) and Director (since July
                                                                    1998) of the Investment Manager and Morgan Stanley
                                                                    Services; Vice President of the Retail Funds; Assistant
                                                                    Secretary of Morgan Stanley DW; Vice President of the
                                                                    Institutional Funds (since July 2003); Managing Director,
                                                                    Secretary and Director of the Distributor; previously
                                                                    Secretary (February 1997-July 2003) and General Counsel
                                                                    (February 1997-April 2004) of the Retail Funds; Vice
                                                                    President and Assistant General Counsel of the Investment
                                                                    Manager and Morgan Stanley Services (February 1997-December
                                                                    2001).

Ronald E. Robison (65)         Executive Vice    Since              Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas    President and     April 2003         November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                   Principal                            Incorporated, Managing Director of Morgan Stanley;
                               Executive                            Managing Director, Chief Administrative Officer and
                               Officer                              Director of the Investment Manager and Morgan Stanley
                                                                    Services; Chief Executive Officer and Director of the
                                                                    Transfer Agent; Managing Director and Director of the
                                                                    Distributor; Executive Vice President and Principal
                                                                    Executive Officer of the Institutional Funds (since July
                                                                    2003) and the Retail Funds (since April 2003); Director
                                                                    of Morgan Stanley SICAV (since May 2004); previously
                                                                    President and Director of the Institutional Funds (March
                                                                    2001-July 2003) and Chief Global Operations Officer and
                                                                    Managing Director of Morgan Stanley Investment Management
                                                                    Inc.

Joseph J. McAlinden (61)       Vice President    Since July 1995    Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                         Investment Manager and Morgan Stanley Investment
New York, NY                                                        Management Inc., Director of the Transfer Agent, Chief
                                                                    Investment Officer of the Van Kampen Funds; Vice
                                                                    President of the Institutional Funds (since July 2003)
                                                                    and the Retail Funds (since July 1995).

Stefanie V. Chang (37)         Vice President    Since July 2003    Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                         Morgan Stanley Investment Management Inc., and the
New York, NY                                                        Investment Manager; Vice President of the Institutional
                                                                    Funds (since December 1997) and the Retail Funds (since
                                                                    July 2003); formerly practiced law with the New York law
                                                                    firm of Rogers & Wells (now Clifford Chance US LLP).

                                                    TERM OF
                                 POSITION(S)       OFFICE AND
 NAME, AGE AND ADDRESS OF         HELD WITH        LENGTH OF
   EXECUTIVE OFFICER             REGISTRANT       TIME SERVED*              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------    ---------------   ---------------    ---------------------------------------------------------
Francis J. Smith (38)          Treasurer and     Treasurer since    Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust       Chief Financial   July 2003 and      Stanley Services (since December 2001); previously Vice
Harborside Financial Center,   Officer           Chief Financial    President of the Retail Funds (September 2002-July
Plaza Two,                                       Officer since      2003), and Vice President of the Investment Manager and
Jersey City, NJ                                  September 2002     Morgan Stanley Services (August 2000-November 2001) and
                                                                    Senior Manager at PricewaterhouseCoopers LLP (January
                                                                    1998-August 2000).

Thomas F. Caloia (58)          Vice President    Since July 2003    Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                            Treasurer of the Investment Manager, the Distributor and
Harborside Financial Center,                                        Morgan Stanley Services; previously Treasurer of the
Plaza Two,                                                          Retail Funds (April 1989-July 2003); formerly First Vice
Jersey City, NJ                                                     President of the Investment Manager, the Distributor and
                                                                    Morgan Stanley Services.

Mary E. Mullin (37)            Secretary         Since July 2003    Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                         Morgan Stanley Investment Management Inc. and the
New York, NY                                                        Investment Manager; Secretary of the Institutional Funds
                                                                    (since June 1999) and the Retail Funds (since July 2003);
                                                                    formerly practiced law with the New York law firms of
                                                                    McDermott, Will & Emery and Skadden, Arps, Slate, Meagher &
                                                                    Flom LLP.

----------

  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

36052RPT-RA04-00540P-Y07/04

[GRAPHIC]
                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                      AGGRESSIVE
                                                                     EQUITY FUND

                                                                   ANNUAL REPORT
                                                                   JULY 31, 2004

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)   No information need be disclosed pursuant to this paragraph.

(c)   Not applicable.

(d)   Not applicable.

(e)   Not applicable.

(f)

      (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

         2004

                                             REGISTRANT     COVERED ENTITIES(1)
           AUDIT FEES                        $ 31,230       N/A

           NON-AUDIT FEES
                AUDIT-RELATED FEES           $    452(2)    $ 3,225,276(2)
                TAX FEES                     $  4,889(3)    $   610,053(4)
                ALL OTHER FEES               $      -       $         -
           TOTAL NON-AUDIT FEES              $  5,341       $ 3,835,329

           TOTAL                             $ 36,571       $ 3,835,329

         2003

                                             REGISTRANT     COVERED ENTITIES(1)
           AUDIT FEES                        $ 29,450       N/A

           NON-AUDIT FEES
                AUDIT-RELATED FEES           $    684(2)    $   739,996(2)
                TAX FEES                     $  4,770(3)    $   187,500(4)
                ALL OTHER FEES               $  5,454       $         -(5)
           TOTAL NON-AUDIT FEES              $              $   927,496

           TOTAL                             $ 34,904       $   927,496

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.    STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.    DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.    AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.    AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.    TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.    ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.    PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.    PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.    ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.   COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      MORGAN STANLEY RETAIL FUNDS
      Morgan Stanley Investment Advisors Inc.
      Morgan Stanley & Co. Incorporated
      Morgan Stanley DW Inc.
      Morgan Stanley Investment Management
      Morgan Stanley Investments LP
      Van Kampen Asset Management Inc.
      Morgan Stanley Services Company, Inc.
      Morgan Stanley Distributors Inc.
      Morgan Stanley Trust FSB

      MORGAN STANLEY INSTITUTIONAL FUNDS
      Morgan Stanley Investment Management Inc.
      Morgan Stanley Investments LP
      Morgan Stanley & Co. Incorporated
      Morgan Stanley Distribution, Inc.
      Morgan Stanley AIP GP LP
      Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)   Not applicable.

(g)   See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Aggressive Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004